Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives [Abstract]
Derivatives Associated With Capital Markets Trading Activities
The following tables summarize FHN’s derivatives associated with capital markets trading activities as of December 31, 2014 and 2013:

	December 31, 2014
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,754,939	$76,614	$3,681
Offsetting Upstream Interest Rate Contracts	1,754,939	3,681	76,614
Option Contracts Purchased	15,000	12	-
Forwards and Futures Purchased	884,439	1,383	459
Forwards and Futures Sold	1,175,667	962	1,576

	December 31, 2013
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,786,532	$76,980	$11,214
Offsetting Upstream Interest Rate Contracts	1,786,532	11,214	76,980
Option Contracts Purchased	5,000	9	-
Forwards and Futures Purchased	1,278,331	2,489	824
Forwards and Futures Sold	1,445,656	531	3,519

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of and for the years ended December 31, 2014 and 2013:

					Gains/(Losses)
(Dollars in thousands)	Notional	Assets	Liabilities		December 31, 2014
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$664,345	$26,084	$430		$577
Offsetting Upstream Interest Rate Contracts (a)	664,345	430	26,584		(577)
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,654,000	$24,811	$3,910		$(12,126)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,654,000	(c)	$12,272	(d)

					Gains/(Losses)
(Dollars in thousands)	Notional	Assets	Liabilities		December 31, 2013
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$759,830	$28,747	$3,670		$(30,057)
Offsetting Upstream Interest Rate Contracts (a)	776,236	3,670	29,247		30,547
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,254,000	$58,226	$24,904		$(61,853)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,254,000	(c)	$61,853	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans as of and for the years ended December 31, 2014 and 2013:

					Gains/(Losses)
(Dollars in thousands)	Notional	Assets		Liabilities	December 31, 2014
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$744	$262
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(259)	(c)

					Gains/(Losses)
(Dollars in thousands)	Notional	Assets		Liabilities	December 31, 2013
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$1,006	$1,037
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(1,032)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivatives Associated With Legacy Mortgage Servicing Activities
The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities as of and for the year ended December 31, 2013:

				Gains/(Losses)
(Dollars in thousands)	Notional	Assets	Liabilities	December 31, 2013
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$-	$-	$-	$(3,047)
Interest Rate Swaps and Swaptions	-	-	-	(4,275)
Hedged Items:
Mortgage Servicing Rights	N/A	$70,492	N/A	$21,591
Other Retained Interests	N/A	7,195	N/A	3,813

Derivative Assets And Collateral Received

The following table provides a detail of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Derivative
	Gross amounts	offset in the	assets presented	liabilities
	of recognized	Statement of	in the Statement	available for	Collateral
(Dollars in thousands)	assets	Condition	of Condition (a)	offset	Received	Net amount
Derivative assets:
2014 (b)	$131,731	$-	$131,731	$(15,768)	$(114,230)	$1,733
2013 (b)	178,837	-	178,837	(68,216)	(110,621)	-

  Included in Derivative Assets on the Consolidated Statements of Condition. As of December 31, 2014 and 2013, $2.4 million and $3.0 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2014 and 2013 are comprised entirely of interest rate derivative contracts.

Derivative Liabilities and Collateral Pledged

The following table provides a detail of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of
	Gross amounts	offset in the	liabilities presented	Derivative
	of recognized	Statement of	in the Statement	assets available	Collateral
(Dollars in thousands)	liabilities	Condition	of Condition (a)	for offset	pledged	Net amount
Derivative liabilities:
2014 (b)	$111,963	$-	$111,963	$(15,768)	$(78,390)	$17,805
2013 (b)	147,021	-	147,021	(68,216)	(59,999)	18,806

  Included in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31, 2014 and 2013, $7.3 million of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2014 and 2013 are comprised entirely of interest rate derivative contracts.